Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventories	Inventories at September 30, 2023 and December 31, 2022 consisted of the following:
	September 30, 2023	December 31, 2022
Appliances	$2,113,379	$2,155,839
Eyewear	9,224,632	-
Automotive	1,181,768	934,683
Construction	1,983,242	1,519,345
Total inventories	14,503,021	4,609,867
Less reserve for obsolescence	(545,848)	(425,848)
Total inventories, net	$13,957,173	$4,184,019
Inventories at December 31, 2022 and 2021 consisted of the following:
	December 31, 2022	December 31, 2021
Appliances	$2,155,839	$2,206,336
Automotive	934,683	2,064,834
Construction	1,519,345	1,543,980
Total inventories	4,609,867	5,815,150
Less reserve for obsolescence	(425,848)	(387,848)
Total inventories, net	$4,184,019	$5,427,302